Shareholder Fees	Nov. 01, 2026
Frank Value Fund | INVESTOR CLASS
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Frank Value Fund | CLASS C
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Frank Value Fund | INSTITUTIONAL CLASS
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Camelot Event Driven Fund | Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Camelot Event Driven Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)

[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $250,000 breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.